UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549


Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/09

Check here if Amendment [ ]; Amendment Number: _____.
This Amendment (Check only one.):[ ] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Moon Capital Management, LLC
Address:	2103 Riverview Tower
		900 South Gay Street
		Knoxville, TN  37902

Form 13F File Number:  28-12677

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:		Poppy Harper
Phone:		865-546-1234

Signature, Place and Date of Signing:

____________	______________________	_________________
(Signature)	(City, State)			(Date)

Report Type (Check only one.):

[ X] 	13F HOLDINGS REPORT

[    ]	13F NOTICE

[    ]	13F COMBINATION REPORT
FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 	0

Form 13F Information Table Entry Total:	78

Form 13F Information Table Value Total:	52,340,713


 Form 13F Information Table
Moon Capital Management, LLC
 13F CIK Number: 0001410588
       March 31, 2009


<c>NAME OF ISSUER            <c>TITLE OF CL <c>CUSIP     <c>VALUE    <c>SHRS or P<c>INVESTMENT DIS<c>OTHER MA<c>VOTING AU
FHLB                         Fixed Income  3133XQCE0          307    300,000           Sole             -        Sole
4.500% Due 03-26-15
FHLB                         Fixed Income  3133XQCH3          205    200,000           Sole             -        Sole
5.000% Due 03-28-18
FHLB                         Fixed Income  3133XQF64          511    500,000           Sole             -        Sole
4.450% Due 03-26-15
FHLB                         Fixed Income  3133XT5V4          245    250,000           Sole             -        Sole
4.500% Due 02-25-19
FHLMC                        Fixed Income  3128X5B72          615    600,000           Sole             -        Sole
6.000% Due 02-16-22
FHLMC, steps to 4% in 2011, 6Fixed Income  3133F23L7          201    200,000           Sole             -        Sole
2.500% Due 02-15-15
FNMA                         Fixed Income  31359MGT4          236    225,000           Sole             -        Sole
6.250% Due 02-01-11
FNMA                         Fixed Income  31359MNU3          649    625,000           Sole             -        Sole
5.250% Due 08-01-12
Federal Farm Credit Bank     Fixed Income  31331XQ21          251    250,000           Sole             -        Sole
6.000% Due 01-27-16
Westernbank                  Fixed Income  95989QTS6          300    300,000           Sole             -        Sole
1.200% Due 08-20-09
FICO                         Fixed Income  31771JLH1          209    242,000           Sole             -        Sole
0.000% Due 10-06-13
GMAC                         Fixed Income  3704A0E73          242    390,000           Sole             -        Sole
8.650% Due 08-15-15
JP Morgan                    Fixed Income  46625HBA7          210    205,000           Sole             -        Sole
4.500% Due 11-15-10
Morgan Stanley               Fixed Income  61744AAN0          711    700,000           Sole             -        Sole
4.250% Due 05-15-10
NY Telephone Co.             Fixed Income  650094CD           281    277,000           Sole             -        Sole
6.120% Due 01-15-10
East Point GA                Fixed Income  274501DN2          216    250,000           Sole             -        Sole
0.000% Due 02-01-13
Glenview IL Taxable          Fixed Income  378892PY3          226    225,000           Sole             -        Sole
4.700% Due 12-01-09
Knoxville, TN Revenue        Fixed Income  499746RH0          208    200,000           Sole             -        Sole
4.250% Due 07-01-10
Memphis TN Electric          Fixed Income  586158KC0          333    315,000           Sole             -        Sole
5.000% Due 12-01-10
Memphis TN Electric          Fixed Income  586158KW6          231    210,000           Sole             -        Sole
5.000% Due 12-01-12
Metro Nashville              Fixed Income  5920132G0          268    255,000           Sole             -        Sole
4.500% Due 11-15-12
AT&T                         Equities      00206r102          485     19,520           Sole             -        Sole
American Express             Equities      025816109        1,282     55,180           Sole             -        Sole
Avery Dennison Corp.         Equities      53611109           444     17,300           Sole             -        Sole
BB and T Corp                Equities      054937107          355     16,135           Sole             -        Sole
Berkshire Hathaway           Equities      084670207        1,998        690           Sole             -        Sole
Berkshire Hathaway Cl A      Equities      084670108          270          3           Sole             -        Sole
Boston Scientific Corp       Equities      101137107        2,123    209,322           Sole             -        Sole
Cemex                        Equities      151290889          601     64,304           Sole             -        Sole
Coca-Cola                    Equities      19126100           350      7,293           Sole             -        Sole
Comcast                      Equities      20030n101        1,993    137,838           Sole             -        Sole
ConocoPhillips               Equities      20825c104          777     18,467           Sole             -        Sole
Dell, Inc.                   Equities      24702r101        1,702    123,975           Sole             -        Sole
Exxon Mobil Corp.            Equities      30231g102          735     10,516           Sole             -        Sole
First Horizon National Corp  Equities      320517105          214     17,811           Sole             -        Sole
General Electric             Equities      369604103        1,640    139,946           Sole             -        Sole
Intel                        Equities      458140100          995     60,124           Sole             -        Sole
JP Morgan & Co               Equities      46625h100        1,747     51,225           Sole             -        Sole
Johnson & Johnson            Equities      478160104        2,923     51,465           Sole             -        Sole
Legg Mason Inc.              Equities      524901105          801     32,865           Sole             -        Sole
Limited Brands Inc           Equities      532716107        1,453    121,375           Sole             -        Sole
Lockheed Martin              Equities      539830109          220      2,730           Sole             -        Sole
Microsoft                    Equities      594918104        2,550    107,270           Sole             -        Sole
Motorola Inc.                Equities      620076109        1,100    165,972           Sole             -        Sole
Oracle                       Equities      68389x105          223     10,407           Sole             -        Sole
Pepsico Inc                  Equities      713448108          333      6,064           Sole             -        Sole
Pfizer Inc.                  Equities      717081103        1,567    104,460           Sole             -        Sole
Plum Creek Timber Co. REIT   Equities      729251108          888     29,815           Sole             -        Sole
Procter & Gamble             Equities      742718109          221      4,331           Sole             -        Sole
SPDR Gold Shares             Equities      78462f103          222      2,430           Sole             -        Sole
Southern Co.                 Equities      842587107          358     11,485           Sole             -        Sole
Southwestern Energy Co.      Equities      845467109          466     12,000           Sole             -        Sole
UltraShort Lehman 20+ Trsy   Equities      74347r297        1,168     22,940           Sole             -        Sole
UnitedHealth Group           Equities      91324p102        1,789     71,605           Sole             -        Sole
VCA Antech Inc               Equities      918194101          267     10,000           Sole             -        Sole
Verizon Communications       Equities      92343v104        1,126     36,627           Sole             -        Sole
Wal-Mart Stores              Equities      931142103        2,244     46,331           Sole             -        Sole
Walt Disney                  Equities      254687106          877     37,575           Sole             -        Sole
Wells Fargo                  Equities      949746101          244     10,044           Sole             -        Sole
Amercian Fund Growth Fund    Equities      399874106          236     10,266           Sole             -        Sole
American Funds Bond Fund of AEquities      097873103          504     44,920           Sole             -        Sole
Calvert Income Fund          Equities      131582207          379     26,302           Sole             -        Sole
NB Partners Fund Inv Class   Equities      641224787          206     11,106           Sole             -        Sole
Neuberger & Berman           Equities      641224100          602     26,629           Sole             -        Sole
Vanguard PrimeCap Fund       Equities      921936100          238      4,960           Sole             -        Sole
Vanguard Wellington Fund     Equities      921935102          249      9,864           Sole             -        Sole
Vanguard Long-Term Tax-ExemptEquities      922907308          284     26,950           Sole             -        Sole
Baron Asset Fund             Equities      068278100          468     12,350           Sole             -        Sole
Heartland Value Fund         Equities      422359109          206      7,165           Sole             -        Sole
Legg Mason Value Trust       Equities      524659109          204      5,912           Sole             -        Sole
Longleaf Partners Fund       Equities      543069405          366     18,792           Sole             -        Sole
Olstein Financial Alert Fund Equities      681383204          352     36,776           Sole             -        Sole
Schwab S&P 500 Fund          Equities      808509608          377     26,357           Sole             -        Sole
Third Avenue Value Fund      Equities      884116104          920     23,889           Sole             -        Sole
Tweedy Brown Global Value FunEquities      901165100          113      6,572           Sole             -        Sole
Vanguard Windsor II Fund     Equities      922018205          219     11,355           Sole             -        Sole
Weitz Value Portfolio        Equities      94904p203          691     35,059           Sole             -        Sole
Oppenheimer Rochester Nat MunEquities      683940308          323     54,294           Sole             -        Sole